SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Effective on or about June 24, 2017, River Canyon Fund Management LLC (“River Canyon”) will no longer be listed as a sub-adviser to the Fund.  At that time, all references to River Canyon in the Fund’s prospectuses, summary prospectuses and Statement of Additional Information are hereby removed.

April 26, 2017                                                                                                            ALAM047/P703SP